Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of prepaid expenses and other current assets
	Previously reported
	December 31, 2021	(Decrease)/ Increase	December 31, 2021
			(Reclassified)
Consolidated Balance Sheets
Current assets:
Loan receivable	$-	$204,441	$204,441
Prepaid expenses and other current assets	$360,552	$(204,441)	$156,111

Schedule of fair value measurement recurring basis
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Trading securities	$2,408,772	$2,408,772	$-	$-
Held-to-maturity debt securities	1,881,576	1,881,576	-	-
Total	$4,290,348	$4,290,348	$-	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Trading securities	$5,197,015	$188,208	$5,008,807	$-
Total	$5,197,015	$188,208	$5,008,807	$-

Schedule of advances to suppliers
	2022	2021
Advances to suppliers - Inventories	$483,435	$751,301
Advances to suppliers - Services	-	366,903
Less: reserve for amount not recoverable	(1,666)	(7,281)
Total	$481,769	$1,110,923

Schedule of estimated useful lives
Classification	Estimated useful life
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	20 years
Software	3 years

Schedule of revenue
	Years Ended December 31,
	2022	2021	2020
Revenues
Hardware	$2,504,426	$2,434,694	$2,360,362
Tax devices and service	1,803,650	1,970,363	2,254,176
Software	2,120,532	2,056,106	1,053,467
IT services	-	-	136,722
Total revenues	$6,428,608	$6,461,163	$5,804,727

Schedule of exchange rates
	December 31,		Years Ended December 31,
	2022	2021	2022	2021
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	6.9091	6.3588	6.7285	6.4499